Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation
(a)	Basis of Presentation and Consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Company, all its subsidiaries and those variable interest entities (the “VIEs”) of which the Company is the primary beneficiary from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation.

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content and other restricted businesses, the Group operates certain of its businesses which are subject to restrictions in the PRC through PRC domestic companies, whose equity interests are held by certain individuals (“Nominee Shareholders”). The Group, through its wholly foreign owned PRC subsidiaries (“WFOEs”), entered into a series of contractual arrangements with certain PRC domestic companies and the Nominee Shareholders, pursuant to which the Group is entitled to have the power to direct the activities that most significantly impact the VIEs, and receive effectively all economic benefits generated from the Nominee Shareholders’ equity interests in these VIEs, and therefore the Group consolidated these VIEs. By entering into a series of contractual arrangements through the WFOEs including Puyi Enterprises Management Consulting Co., Ltd. (“Puyi Consulting”), Fanhua Insurance Sales Service Group Company Limited (“Fanhua Group Company”) and Beijing Fanlian Investment Co., Ltd. (“Fanlian Investment”), the Group consolidates three sets of VIEs: (i) Chengdu Puyi Bohui Information Technology Co., Ltd. (“Puyi Bohui”); (ii) Shenzhen Xinbao Investment Management Co., Ltd. (“Xinbao Investment”); and (iii) Fanhua RONS (Beijing) TechnologiesCo., Ltd. (“Fanhua RONS Technologies”). Management concluded that these PRC domestic companies are consolidated VIEs of the Group, of which the Group is the primary beneficiary. As such, the Group consolidated the financial results of these PRC domestic companies and their subsidiaries in the Group’s consolidated financial statements. See Note 12 for details.

Use of Estimates
(b)	Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reported period. The Group evaluates estimates, including those related to the amounts of variable considerations of revenue contracts with respect to long-term life insurance products, fair values of identifiable assets acquired, liabilities assumed and consideration transferred in business combinations, share-based payments, goodwill impairment and deferred tax valuation allowance among others. The Group, bases these estimates on historical experience, anticipated results and trends and various other assumptions that it believes are reasonable under the circumstances including assumptions as to future events. Actual results could differ from those estimates.

Cash and Cash Equivalents and Restricted Cash
(c)	Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments, which have original maturities of three months or less, and that are readily convertible to known amounts of cash and have insignificant risk of changes in value related to changes in interest rates.

Regarding the insurance agent service, the Group collects premiums from the insureds and remits the premiums to the appropriate insurance companies. Accordingly, as reported in Other current liabilities of the consolidated balance sheets, “premiums” are receivables from the insureds of RMB10,416 as of June 30, 2024. Unremitted net insurance premiums are held in a fiduciary capacity until disbursed by the Group. The Group invests these unremitted funds only in cash accounts held for a short term and reports such amounts as Restricted cash in the consolidated balance sheets. Also, restricted cash balance includes the entrustment deposit received from the members of eHuzhu, an online mutual aid platform operated by the Group, which is to be used during the one-year operating cycle and is therefore classified as a current asset. The balance for entrustment deposit was nil and RMB37,504 as of June 30, 2023 and 2024, respectively. Further, restricted cash balance includes guarantee deposit required by the National Financial Regulatory Administration which replaces the China Banking and Insurance Regulatory Commission as the regulatory body since May 2023 in order to protect insurance premium appropriation by insurance agency which is restricted as to withdrawal for other than current operations. Thus, the Group classifies the balance for guarantee deposit as a non-current asset. The balance for guarantee was nil and RMB26,783 as of June 30, 2023 and 2024, respectively.

Short Term Investments
(d)	Short Term Investments

All investments with original maturities less than twelve months or investments that are expected to be realized in cash during the next twelve months are classified as short-term investments. The Group accounts for short-term debt investments in accordance with ASC Topic 320, Investments – Debt Securities (“ASC 320”). The Company classifies the short-term investments in debt securities as held-to-maturity or available-for-sale, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

Securities that the Group has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost less allowance for credit losses. The Group has no debt investments classified as trading. The Group’s short term investments are mainly available-for-sale debt securities that do not have a quoted market price in an active market. Available-for-sale investments are carried at fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income or loss. The Group benchmarks the values of its other investments against fair values of comparable investments and reference to product valuation reports as of the balance sheet date and categorizes all fair value measures of short term investments as level 2 of the fair value hierarchy.

The Group evaluates each individual available-for-sale debt securities periodically for impairment. For investments where the Group does not intend to sell, the Group evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheet with corresponding adjustment in others, net of the consolidated statements of operations and comprehensive loss. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit loss and corresponding reduction in the allowance for credit loss. Any decline in fair value that is non-credit related is recorded in accumulated other comprehensive income as a component of shareholder’s equity. As of June 30, 2024, there were no investments held by the Group that had been in continuous unrealized loss position.

The Group monitors the investments for impairment indicators and makes appropriate reduction in carrying values as required whenever events or changes in circumstances indicate that the assets may be impaired. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s intent and ability to hold the investment to determine whether an impairment has occurred.

No impairment loss on short term investments was identified for years ended June 30, 2022, 2023 and 2024, respectively.

Accounts Receivable and Contract Assets, net
(e)	Accounts Receivable and Contract Assets, net

Accounts receivable are recorded at the amount that the Group expects to collect and do not bear interest. Accounts receivable primarily consists of fees predominantly due from insurance companies for agency and claims adjusting services and amounts due from fund product providers for wealth management services. Contract assets are recorded when a long-term life insurance policy becomes effective, of which, the portion in relation to initial commissions earned is reclassified to accounts receivable upon the expiration of the hesitation period; and the remaining portion arising from estimated renewal commissions will be reclassified to accounts receivable once the initial policy has been renewed and/or the Group has achieved certain renewal targets in subsequent years within the renewal term of the policy. Accounts receivable are generally settled within 90 days since the initial recognition pursuant to the payment terms in the contract with customers, of which a minor portion relating to bonus earned based on annual performance condition is settled within one year.

The Group evaluates the collectability of its accounts receivable and contract assets based on a combination of factors. The Group generally does not require collateral on trade receivables and contract assets as the majority of the Group’s customers are large insurance companies and fund product producers. The provision of credit losses for accounts receivable and contract assets is based upon the current expected credit losses (“CECL”) model by pooling accounts receivable and contract assets into various age buckets. The entire contract assets balance is included in the bucket of within 1 year. The expected credit loss rates applied range from 0.01% to 100%. In assessing the CECL, the Group considers both quantitative and qualitative information that is reasonable and supportable, including relevant available information from internal and external sources, related to past events, historical credit loss experience, current and future economic events as well as other conditions that may be beyond the Group’s control. Credit loss expenses are assessed periodically and included in general and administrative expense on the consolidated statements of operations and comprehensive loss. Accounts receivable that are deemed uncollectible when all collection efforts have been exhausted are written off against the allowance for credit loss.

Accounts receivable and contract assets, net is analyzed as follows:

	As of June 30,
	2023	2024
	RMB	RMB
Accounts receivable	44,493	276,104
Contract assets (See Note 2(r))	-	1,050,124
Allowance for doubtful accounts	(6,892)	(3,196)
Accounts receivable and contract assets, net	37,601	1,323,032

The following table summarizes the movement of the Group’s allowance for expected credit losses of accounts receivable and contract assets:

	2023	2024
	RMB	RMB
Balance at the beginning of the year	6,892	6,892
Current period provision of expected credit losses	-	3,196
Write-offs	-	(6,892)
Balance at the end of the year	6,892	3,196

Property, Plant and Equipment
(f)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	3-10	0%-3%
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives	0%

The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation expense recognized in the consolidated statements of operations and comprehensive loss:

	2022	2023	2024
	RMB	RMB	RMB
Operating costs	-	-	392
Selling expenses	3,166	3,026	2,036
General and administrative expenses	2,437	519	5,940
Depreciation expense	5,603	3,545	8,368

Business combinations and non-controlling interests
(g)	Business combinations and non-controlling interests

The Group evaluates acquisitions of assets to assess whether or not the transaction should be accounted for as a business combination or asset acquisition. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs. The Group applies a ’screen test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

Transactions in which the acquired is considered a business are accounted for as a business combination as described below. Conversely, transactions not considered as business acquisition are accounted for as acquisition of assets and liabilities. In such transactions, the cost of acquisition is allocated proportionately to the acquired identifiable assets and liabilities, based on their proportionate fair value on the acquisition date. In an asset acquisition, no goodwill is recognized.

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The consideration transferred in a business combination is measured as the aggregate of the acquisition-date fair value of the assets transferred, liabilities incurred by the Group to the selling shareholders of the acquiree, and the equity interests issued by the Group. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the consideration transferred, the fair value of any non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill.

The consideration for the Group’s business acquisitions may include future payments that are contingent upon the occurrence of a particular event or events. Contingent consideration also takes the form of a right of the Group to the returns of previously transferred assets or issued equity interests from the sellers of the acquired business. Both the rights and obligations for such contingent consideration returns and payments are recorded at fair value on the acquisition date. The Group’s contingent right to receive a return of some equity interests issued (i.e., contingently returnable shares) is recognized as an asset and measured at fair value. The Group’s obligation to pay contingent consideration is recognized and classified as a liability and measured at fair value. The contingent consideration rights and obligations are subsequently evaluated each reporting period with changes in fair value recognized as a gain or loss and recorded within change in the fair value of contingent assets and liabilities in the consolidated statements of income and comprehensive income.

For the Group’s majority-owned subsidiaries and subsidiaries of VIEs, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net income (loss) on the consolidated statements of operations and comprehensive income (loss) includes the net income (loss) attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests, are recorded as non-controlling interests on the Group’s consolidated balance sheets.

Goodwill and Other Intangible Assets
(h)	Goodwill and Other Intangible Assets

Goodwill

Goodwill represents the excess of costs over fair value of net assets of businesses acquired in a business combination. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. The Group operated in three reporting units starting from December 31, 2024 upon the completion of a business combination transaction (See details in Note 3(a)). For the years ended June 30, 2022 and 2023, the Group operated one reporting unit.

The impairment test for goodwill is performed as of year-end or if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount by comparing the fair value of a reporting unit with its carrying value. In testing goodwill for impairment, the Group elects to perform a qualitative assessment to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. A quantitative assessment is performed if the qualitative assessment results in a more-likely-than-not determination. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Estimates of fair value are primarily determined by using discounted cash flows. Discounted cash flows method is dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates, operating margins and the discount rates applicable to future cash flows. Based on this quantitative test in 2024, it was determined that the carrying amount of the insurance agency reporting unit exceeded its fair value and, therefore, the Group recorded an impairment loss on goodwill of RMB426,410 (see details in Note 8) for the year ended June 30, 2024.

Intangible Assets

Identifiable intangibles assets are required to be determined separately from goodwill based on their fair values. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives on a straight-line basis.

The estimated useful lives for the Group’s intangible assets are as follows:

Estimated useful life (Years)
Software and operating system	3
Non-compete agreements	5.8 - 6
Agent resources	2.8 - 3
Insurance brokerage licenses	20
Trade names	5

Investments in Affiliates
(i)	Investments in Affiliates

The Group uses the equity method of accounting for investments in which the Group has the ability to exercise significant influence, but does not have a controlling interest.

On April 1, 2024, the Group’s one majority-owned subsidiary in Hong Kong, i.e., BWWS Limited (“BWW”) disposed its controlling financial interests in subsidiaries of Brave Moon Limited (“BML”) and Avantech Solutions Limited (“Avantech”) to the minority shareholder through entering into a supplement joint venture agreement (the “Joint Venture Agreement”) to share the power with the other shareholder to jointly control the strategic operating, investing, and financing decisions over BML and Avantech. The Group accounted for the investments using the equity method and the fair value of the retained interests as of the date of joint control forms the basis for the initial measurement. The Group therefore recorded an investment loss of RMB79 in others, net in the consolidated statement of operations and comprehensive loss and derecognized the non-controlling interests in BML and Avantech which are not attributable, directly or indirectly, to the Group amounting to RMB6,438 in the consolidated statement of shareholders’ equity for the year ended June 30, 2024.

The Group continually reviews its investment in equity investees to determine whether a decline in fair value to an amount below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as the stock price of the investee and its corresponding volatility, if publicly traded, the Group’s intent and ability to hold the investment until recovery, and changes in the macro-economic, competitive and operational environment of the investee. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Long-term Investments
(j)	Long-term Investments

Other non-current assets mainly represent long-term equity investments accounted for under the measurement alternative method, contingent consideration measured at fair value through profit or loss (see Note 2 (g) and Note 3 for details) and an investment in debt securities classified as held-to-maturity which is measured at amortized cost.

Equity securities without readily determinable fair value

The Group has long-term investments in equity security of certain privately held companies which the Group exerts no significant influence or a controlling interest. As a result of adoption of “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”) in January 1, 2019, equity securities without readily determinable fair values that do not qualify for the practical expedient in ASC 820, Fair Value Measurements and Disclosure to estimate fair value using the net asset value per share (or its equivalent) of the investment, are measured and recorded using a measurement alternative that measures the securities at cost less impairment, if any, plus or minus changes resulting from qualifying observable price changes. Significant judgments are required to determine whether observable price changes are orderly transactions and identical or similar to an investment held by the Group.

During each reporting period, the Group makes a qualitative assessment considering impairment indicators to separately evaluate whether each of its equity securities without readily determinable fair value is impaired. Impairment indicators that the Group considers include, but are not limited to a significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee, factors such as negative cash flows from operations and working capital deficiencies that raise significant concerns about the investee’s ability to continue as a going concern, current economic and market conditions and other specific information. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.

Investment in debt securities with embedded features

As of June 30, 2024, the Group held a two-year-term debt security with a principal amount valued at RMB125,000 with a fixed return rate of 6% and an additional earning right contingent upon the satisfaction of certain conditions within the contract term. The Group considered the host contract as a debt security and classified the investment as a held-to-maturity security which is measured subsequently at amortized cost as the Group has the positive intent and ability to hold it to maturity. As of June 30, 2024, the current portion of the held-to-maturity security was recorded in short term investment and the non-current portion was recorded in other non-current assets, net of the consolidated balance sheet, respectively.

The Group evaluated the additional earning right as a derivative instrument that is “embedded” to the host contract in accordance with ASC 815. The Group considered the stated and implied substantive features of the contract as well as the economic characteristics and risks of the hybrid instrument and determined that the additional earning right be considered as an embedded derivative separated from the host contract and accounted it for as a derivative instrument. The Group classified the embedded derivative measured at fair value and change in fair value is charged through profit or loss. As of June 30, 2024, the fair value of the embedded derivative was immaterial.

Impairment of Long-Lived Assets
(k)	Impairment of Long-Lived Assets

Property, plant, and equipment and intangible assets with definite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying value of the asset exceeds the fair value of the asset. No impairment of long-lived assets was recognized for the years ended June 30, 2022, 2023 and 2024.

Insurance Premium Payables
(l)	Insurance Premium Payables
Insurance premium payables are insurance premiums collected on behalf of insurance companies but not yet remitted as of the balance sheet dates.
Redeemable ordinary shares

(m) Redeemable ordinary shares

The Company accounts for ordinary shares subject to possible redemption in accordance with ASC 480 “Distinguishing Liabilities from Equity. ” Ordinary shares subject to conditional redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the control of the Company is classified as mezzanine equity. The Company evaluates the probability of these redeemable ordinary shares becoming redeemable at each reporting date. If it is probable that the redeemable ordinary shares will become redeemable, the Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of the instrument to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares shall be affected by charges against retained earnings. Accordingly, if the ordinary shares are not currently redeemable and it is not probable that the ordinary shares will become redeemable, subsequent adjustment of the amount presented in temporary equity is unnecessary.

Treasury Shares
(n)	Treasury Shares

Treasury shares represent ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchased ordinary shares are recorded whereby the total par value of shares acquired is recorded as treasury stock and the difference between the par value and the amount of cash paid is recorded in additional paid-in capital. If additional paid-in capital is not available or is not sufficient, the remaining amount is to reduce retained earnings.

Income Taxes
(o)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Group recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Group recognizes interest and penalties related to unrecognized tax benefits, if any, on the income tax expense line in the accompanying consolidated statement of operations and comprehensive loss. Accrued interest or penalties are included on the other tax liabilities line in the consolidated balance sheets.

Share-based Compensation
(p)	Share-based Compensation

All forms of share-based payments to employees and nonemployees, including restricted share units, stock options and stock purchase plans, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statements of operations and comprehensive loss. The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the amount of compensation cost recognized at any date must at least equal to the portion of the grant-date value of the award that is vested at that date. For awards with both service and performance conditions, if each tranche has an independent performance condition for a specified period of service, the Group recognizes the compensation cost of each tranche as a separate award on a straight-line basis; if each tranche has performance conditions that are dependent of activities that occur in the prior service periods, the Group recognizes the compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards. The Group has made an accounting policy election to account for forfeitures when they occur for an award with only service conditions. For an award with a performance condition, the Group continues to assess at each reporting period whether it is probable that the performance condition will be achieved. No compensation cost is recognized for instruments that employees and nonemployees forfeit because a service condition or a performance condition is not satisfied.

Employee share-based compensation

Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. If an award requires satisfaction of one or more performance or service conditions (or any combination thereof), compensation cost is recognized if the requisite service is rendered, while no compensation cost is recognized if the requisite service is not rendered.

Nonemployee share-based compensation

Consistent with the accounting requirement for employee share-based compensation, nonemployee share-based compensation within the scope of Topic 718 are measured at grant-date fair value of the equity instruments, which the Group is obligated to issue when the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied.

Employee Benefit Plans
(q)	Employee Benefit Plans

As stipulated by the regulations of the PRC, the Group’s subsidiaries in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statements of operations and comprehensive loss as they become payable in accordance with the rules of the above mentioned defined contribution plans.

Revenue Recognition
(r)	Revenue Recognition

The Group’s revenue from contracts with insurance companies is derived principally from the provision of agency and claims adjusting services, while revenue from contracts with fund product providers or issuers is derived principally from wealth management service. Insurance companies and fund product providers are defined as the Group’s customers under ASC 606 “Revenue from Contracts with Customers” (“ASC 606”).

The following is a description of the accounting policy for the principal revenue streams of the Group.

Insurance agency services revenue

The Group derives agency revenue serving as a sales agent to distribute various life insurance products and a wide rage of non-life insurance products on behalf of insurance companies by which the Group is entitled to receive an initial commission from the insurance companies based on the premium paid by the policyholders for the related insurance policy sold. For life insurance agency, the Group is also entitled to renewal commissions when the policyholder renews the policy within the renewal term of the original policy as such life insurance products are typically long-term products.

The Group has identified its promise to sell insurance products on behalf of an insurance company as the performance obligation in its contracts with the insurance companies. The Group’s performance obligation to the insurance company is satisfied and revenue is recognized at a point in time when an insurance policy becomes effective. Specifically for life insurance agency business, certain contracts include the promise to provide certain post-sales administrative services to policyholders on behalf of the insurance companies, such as responding to the policyholder inquiries, facilitating the renewal process and/or gathering information from the policyholder to assist the insurance companies to update the contact information of the policy holder, the Group has concluded such services are administrative in nature and immaterial, and none of these activities on their own results in a transfer of a good or services to the insurance company in the context of the contract. Accordingly, no performance obligation exists after a policy becomes effective.

Initial placement of an insurance policy

The Group recognizes agency revenue related non-life insurance products (which is short term in nature and related premiums are collected upfront) when an insurance policy becomes effective. The commission to be earned is required to be partially refunded contingently on policy cancellations. Based on its past experience, subsequent commission adjustments in connection with non-life insurance policy cancellations have been de minims to date, and are recognized upon notification from the insurance carriers.

For life insurance products, there is generally a 10 to 15 days hesitation period after an initial placement of a life insurance policy, during which the policyholder has a legal right to unconditionally cancel the effective policy regardless of the reasons. According to relevant terms of the insurance agency contracts with customers, the Group reconciles information of policies sold which also includes policies that have been cancelled by policyholders within the hesitation period, with the insurance companies on a monthly basis. Therefore, the Group estimates cancellation of policies that have become effective but are still within the hesitation period based on subsequent actual data at each reporting date. The cancellation of an effective life insurance policy by the policyholder after the hesitation period does not require the Group to refund initial commission to insurance companies, but rather impacts the Group’s estimate on future commission related to renewal(s) of the policy.

In addition, for life insurance agency, the Group may receive a performance bonus from insurance companies as agreed and per contract provisions. Once the Group achieves a certain sales volume based on respective agency agreements, the bonus will become due. Performance bonus represents a form of variable consideration associated with certain sales volume, for which the Group earns commissions. The Group estimates the amount of consideration with a constraint applied that it will be received in the coming year such that a significant reversal of revenue is not probable, and includes the performance bonus as part of the transaction price. For the years ended June 30, 2022, 2023 and 2024, the Group recognized contingent performance bonus of nil, nil and RMB3,675, respectively.

Renewals of a life insurance policy

For the long-term life insurance products, in addition to the initial commission earned, the Group is also entitled to subsequent renewal commission and compensation, and renewal performance bonus which represents variable considerations and are contingent on future renewals of initial policies or the Group achieves its performance target.

When making estimates of the amount of variable consideration to which the Group expects to be entitled, the Group uses the expected value method and evaluates many factors, including but not limited to, insurance companies mix, product mix, renewal term of various products, renewal premium rates and commission rates, to determine the method(s) of measurement, relevant inputs and the underlying assumptions. The Group considers constraints as well when determining the amount which should be included in the transaction price.

The Group performs an ongoing evaluation of the appropriateness of the constraint applied and will consider the sufficiency of evidence that would suggest that the underlying the assumptions has changed. The Group makes an estimate of variable considerations over the portfolio of contracts based on accumulated historical data and experiences. The estimated renewal commissions are contingent on future renewals of initial policies or achievement of certain performance targets. Given the material uncertainty around the future renewals of the insurance policies, the estimated renewal commissions expected to be collected are recognized as revenue only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty is subsequently resolved. The judgment and assumptions are continuously re-evaluated and adjusted as needed along with the accumulation of historical experiences and data when new information becomes available. Actual renewal commissions in the future may differ significantly from those previously estimated.

Insurance claims adjusting services revenue

For insurance claims adjusting services, performance obligations are considered met and revenue is recognized when the services are rendered and completed, at the time loss adjusting reports are confirmed being received by insurance companies. The Group does not accrue any service fee before the receipt of an insurance company’s acknowledgement of receiving the adjusting reports. Any subsequent adjustments in connection with discounts which have been de minims to date are recognized in revenue upon receiving notifications from the insurance companies.

Wealth management service revenue

The Group derives wealth management revenue serving as a sales agent to distribute and manage various fund products on behalf of fund product producers or issuers (typically referred to as “fund managers”). The fund products include publicly raised fund products, privately raised fund products and portfolio fund products. The Group is entitled to receive transaction-based commissions when product purchasers (the “investors”) purchase fund products, and scale-based management fees during the period when the investors are continuously holding their shares of fund products they purchase. For the privately raised fund products, the Group is also entitled to receive performance-based distribution commissions. The Group enters into distribution agreements with fund managers which specify the key terms and conditions of the arrangement. Such agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges.

For the distribution service, the Group has identified its promise to sell fund products on behalf of a fund manager as the performance obligation in its contracts with the fund manager. The Group’s performance obligation to the fund manager is satisfied and revenue is recognized at a point in time when both of the following two criteria are met: (i) the investors have entered into a purchase or subscription contract with the fund manager and the investor has transferred the subscription fund to an escrow account designated by the fund manager and (ii) the fund manager has issued a formal notice to confirm the distribution of the fund product. Distribution commissions are calculated by multiplying a pre-agreed charge rate with the fund managers on the amount of products transacted, such as purchasing or redemption. Such commissions are typically paid on or shortly after the transaction is completed.

For the management service, the Group’s performance obligation to the fund manager is continuously providing the investors with investment advices through circulating latest information of the net value of the fund products in a timely manner and giving advices for a long-term holding of the fund products, and satisfying investors’ all other needs related to the fund products they purchase and hold. The aforementioned performance obligation is satisfied and revenue is recognized over the investors’ holding period of the products they purchase. Management commissions are calculated based on pre-agreed contracts with the fund mangers as either (i) pre-agreed percentage with the daily outstanding balance confirmed with the fund manager, prorated daily, (ii) pre-agreed charge rate on the amount of products transacted, prorated by the actual period length of the product held by investors, or (iii) as a percentage of the fair value of the total investment in the fund products, calculated daily. Management fees are typically paid on a regular basis (typically quarterly or annually) and are not subject to clawback once determined.

In addition, the Group earns performance-based commissions from the fund manager for distribution of privately raised fund products, which are dependent on the extent by which the fund’s investment performance exceeds a certain threshold at the end of the contract term. Such performance-based fees earned based on the performance of the underlying fund are a form of variable consideration in its contracts with customers to provide investment management services. Those performance-based income is typically calculated and distributed when the cumulative return of the fund can be determined. Performance-based income will not be recognized as revenue until (a) it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur, or (b) the uncertainty associated with the variable consideration is subsequently resolved. At each reporting date, the Group updates its estimate of the transaction price and concludes that it cannot include its estimate of performance-based income in the transaction price because performance-based income has various possible consideration amounts and the experience that the Group has with similar contracts is of little predictive value in determining the future performance of the funds, thus the Group cannot conclude that it is probable that a significant reversal in the cumulative amount of revenue recognized would not occur.

Disaggregation of revenue

The following tables show, by timing of revenue recognition, revenue from contracts with customers disaggregated by service lines for the years ended June 30, 2022, 2023 and 2024:

	Year Ended June 30, 2022
	Point in Time	Over Time	Total
	RMB	RMB	RMB
Wealth management and others	97,719	91,022	188,741
Total net revenues	97,719	91,022	188,741
	Year Ended June 30, 2023
	Point in Time	Over Time	Total
	RMB	RMB	RMB
Wealth management and others	51,358	63,082	114,440
Total net revenues	51,358	63,082	114,440
	Year Ended June 30, 2024
	Point in Time	Over Time	Total
	RMB	RMB	RMB
Agency	890,453	9,793	900,246
Life insurance business	827,803	-	827,803
Non-life insurance business	62,650	9,793	72,443
Claims adjusting	222,114	-	222,114
Wealth management and others	22,787	40,179	62,966
Total net revenues	1,135,354	49,972	1,185,326

Contract balances

The Group’s contract balances include accounts receivable and contract asset which derives only from the insurance agency business. The balances of accounts receivable and contract asset as of June 30, 2023 and 2024 are all derived from contracts with customers. The Group presented contract assets separately in the consolidated balance sheets which include both the amount derived from estimated renewal commissions and the amount of commissions in relation to policies that are still within the hesitation period by the year-end date.

Practical expedients and exemptions

The Group generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within selling expenses in the consolidated statements of operations and comprehensive loss, as the amortization period is less than one year and the Group has elected the practical expedient included in ASC 606.

The Group has applied the optional exemption provided by ASC 606 to not disclose the value of remaining performance obligations not yet satisfied as of period end for contracts with original expected duration of one year or less.

Contract liability

Contract liability relates to unsatisfied performance obligations at the end of each reporting period and consists of cash payment received in advance and was recorded as “other current liabilities” in the consolidated balance sheets. The amount of revenue recognized during the years ended June 30, 2023 and 2024 that was previously included in the contract liabilities balance as of June 30, 2022 and 2023 was RMB1,500 and RMB803, respectively.

Value-added tax and surcharges

The Group presents revenue net of tax surcharges and value-added taxes incurred. The tax surcharges amounted to RMB906, RMB326 and RMB6,089 for the years ended June 30, 2022, 2023 and 2024, respectively.

Total value-added taxes paid by the Group during the years ended June 30, 2022, 2023 and 2024 amounted to RMB6,668, RMB4,293 and RMB57,593 respectively.

Fair Value of Financial Instruments
(s)	Fair Value of Financial Instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2	Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of the Group’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, insurance premium payables, other receivables, short-term loan, accounts payable and other payables, approximate their fair values due to the short-term nature of these instruments.

The carrying amounts of the long-term receivables and payables approximate their fair value as the interest rates are comparable to the prevailing interest rates in the market.

Measured at fair value on a recurring basis

As of June 30, 2023 and 2024, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

Fair Value Measurements at Reporting Date Using
Description	As of June 30, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	-	-	-	-
Investments - equity security recorded within other current assets	-	-	-	-
Contingent consideration	-	-	-	-

		Fair Value Measurements at Reporting Date Using
Description	As of June 30, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	580,231	-	580,231	-
Investments – equity security recorded within other current assets	13,776	13,776	-	-
Contingent consideration	22,267	-	-	22,267

The majority of debt security consists of investments in bank financial products, trust products and asset management plans that normally pay a prospective fixed rate of return. These investments are recorded at fair values on a recurring basis. The Group measured these investments at fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income or loss, at the balance sheet date. It is classified as Level 2 of the fair value hierarchy since fair value measurement at the reporting date is benchmarked against fair value of comparable investments.

The Group measures its equity investments with readily determinable fair value at its quoted price in active markets. There were no transfers into or out of Level 1 and Level 2 as of June 30, 2024.

Level 3 fair value of contingent consideration arising from business combination is determined using the Monte Caro simulation model and significant assumptions including the probability of achieving performance targets for each scenario and estimated share price during the specified period. For the year ended June 30, 2024, the Group recorded gains on changes in fair value of contingent consideration of RMB22,267.

Measured at fair value on a non-recurring basis

The Group measures certain assets, including equity securities without readily determinable fair values, equity method investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and for equity method investments, this condition is determined to be other-than-temporary. Impairment charge to the intangible assets is recorded when their carrying amounts may not be recoverable.

Goodwill (Note 8) is measured at fair value on a nonrecurring basis, and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance of the acquired business, discount rate, etc. to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

Investments in affiliates are measured at fair value on a nonrecurring basis, and they are recorded at fair value only when there is other-than-temporary-impairment. The fair value of investment in an affiliate that is publicly listed is determined based on the market value of its share (Level 1) on the date such impairment is recorded.

Foreign Currencies
(t)	Foreign Currencies

The functional currency of the Company and AIX is the United States dollar (“USD”). Hong Kong dollar is the functional currency of the majority offshore subsidiaries. The functional currency of all the other significant subsidiaries and the consolidated VIEs is Renminbi (“RMB”). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of operations and comprehensive loss. The Group has chosen the RMB as their reporting currency.

The functional currency of most of the Company’s subsidiaries is RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of operations and comprehensive loss.

Foreign Currency Risk
(u)	Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents and restricted cash. The Group had aggregate amounts of RMB153,915 and RMB327,932 of cash and cash equivalents and restricted cash denominated in RMB as of June 30, 2023 and 2024, respectively.

Translation into USD
(v)	Translation into USD

The consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into USD are solely for the convenience of the readers outside of China and were calculated at the rate of US$1.00 = RMB7.2672, representing the noon buying rate in the City of New York for cable transfers of RMB on June 30, 2024, the last business day in fiscal year 2024, as set forth in H.10 statistical release of the Federal Reserve Bank of New York. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into USD at such rate.

Segment Reporting
(w)	Segment Reporting

As of June 30, 2023, the Group managed its business as a single operating segment engaged in the provision of distribution and managing wealth management services in the PRC. On December 31, 2023, the Group identified two additional operating segments upon the acquisition of AIX which are insurance agency and claims adjusting. As a result, as of June 30, 2024, the Group operated three segments: (1) the insurance agency segment, which mainly consists of providing agency services for a wide range of life and non-life insurance products to individual clients, (2) the claims adjusting segment, which consists of providing pre-underwriting survey services, claim adjusting services, disposal of residual value services, loading and unloading supervision services, and consulting services, and (3) the wealth management segment, which mainly consists of providing distribution and managing wealth management services. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

Substantially all revenues of the Group are derived in the PRC and all long-lived assets are located in the PRC.

Earnings per Share (“EPS”) or ADS
(x)	Earnings per Share (“EPS”) or ADS

Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares /ADS outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares /ADS outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

The weighted average number of ordinary shares outstanding excludes the number of ordinary shares issued in business combinations (see Note 3 for details) through an exchange of equity interests that are outstanding but contingently returnable, all or partial, if necessary conditions are not satisfied by specific periods.

Advertising Costs
(y)	Advertising Costs
Advertising costs are expensed as incurred. Advertising costs amounted to RMB3,970, RMB3,733 and RMB12,797 for the years ended June 30, 2022, 2023 and 2024, respectively.
Leases
(z)	Leases

The Group leases office space, vehicles and certain equipment under operating leases for terms ranging from short term (under 12 months) to 7 years. The Group does not have options to extend or terminate leases, as the renewal or termination of relevant lease is on negotiation basis. As a lessee, the Group does not have any financing leases and none of the leases contain material residual value guarantees or material restrictive covenants. The Group’s office space leases typically have initial lease terms of 2 to 7 years, and vehicles and equipment leases typically have an initial term of 12 months or less. The Group’s office space leases include fixed rental payments. The lease payments for the Group’s office space leases do not consist of variable lease payments that depend on an index or a rate.

The Group determines whether a contract contains a lease at contract inception. A contract contains a lease if there is an identified asset and the Group has the right to control the use of the identified asset. At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, the Group recognizes a right-of-use (“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term in the consolidated statements of balance sheets at commencement date. As all of the leases do not have implicit rates available, the Group uses incremental borrowing rates based on the information available at lease commencement date in determining the present value of future payments. The incremental borrowing rates are estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased assets are located.

The ROU asset is measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. For office space leases, the Group identifies the lease and non-lease components (e.g., common-area maintenance costs) and accounts for non-lease components separately from lease component. The Group’s office space lease contracts have only one separate lease component and have no non-components (e.g., property tax or insurance). Most of the office space lease contracts have no non-lease components. For the office space lease contracts include non-lease components, the fixed lease payment is typically itemized in the office space lease contract for separate lease component and non-lease components. Therefore, the Group does not allocate the consideration in the contract to the separate lease component and the non-lease components.

Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The Group has made an accounting policy election to exempt leases with an initial term of 12 months or less without a purchase option that is likely to be exercised from being recognized on the balance sheet. Payments related to those leases continue to be recognized in the consolidated statement of operations and comprehensive loss on a straight-line basis over the lease term.

In addition, the Group does not have any related-party leases or sublease transactions.

Accumulated Other Comprehensive Loss
(aa)	Accumulated Other Comprehensive Loss

The Group presents comprehensive loss in the consolidated statements of operations and comprehensive loss with net loss in a continuous statement.

Accumulated other comprehensive loss mainly represents foreign currency translation adjustments and changes in fair value of available-for-sale debt securities for the period.

Government grants
(ab)	Government grants

Government grants primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. The Group records such government subsidies as other income or reduction of expenses or cost of revenues when it has fulfilled all of its obligation related to the subsidy. The Group recognized RMB4,528, RMB1,682 and RMB2,653 in the years ended June 30, 2022, 2023 and 2024.

Recently accounting pronouncements
(ac)	Recently accounting pronouncements

Recently Adopted Accounting Pronouncements

Financial Instruments – Credit Losses (Topic 326) – In June 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments–Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This guidance requires financial assets measured at amortized cost basis to be presented at the net amount expected to be collected. It also requires credit losses on available-for-sale debt securities to be presented as an allowance, rather than reducing the carrying amount. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019, and for interim periods within those fiscal years. ASU 2016-13 adds to U.S. GAAP an impairment model (known as the current expected credit loss (CECL) model) that is based on expected losses rather than incurred losses.

The Group adopted ASU 2016-13 from July 1, 2023, including applicable amendments in other ASUs issued subsequent to ASU 2016-13 on January 1, 2020 under a modified-retrospective basis resulting in a cumulative-effect adjustment of RMB93 reduction to the opening retained earnings balance and the recognition of a RMB93 allowance for credit losses in the consolidated balance sheet as of July 1, 2023. Results for periods after July 1, 2023 are presented under ASU 2016-13 while prior period amounts continue to be reported under the previous accounting standards.

The Group evaluates each individual investment periodically for impairment. For investments where the Group does not intend to sell, the Company evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheets with corresponding adjustment in the consolidated statements of operations and comprehensive loss. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit loss and corresponding reduction in the allowance for credit loss. Any decline in fair value that is non-credit related is recorded in accumulated other comprehensive income as a component of shareholder’s equity. As of June 30, 2024, there were no investments held by the Group that had been in continuous unrealized loss position.

The impact from the adoption of ASU 2016-13 is summarized as follows:

	June 30, 2023	Transition Adjustments	July 1, 2023
	RMB	RMB	RMB
Accounts receivable, net	37,601	-	37,601
Other receivable, net	22,554	(75)	22,479
Other non-current asset	22	(18)	4
Total assets	264,543	(93)	264,450
Retained earnings	(31,498)	(93)	(31,591)

Business Combinations (Topic 805) – In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805) — Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”), which provides guidance on the acquirer’s accounting for acquired revenue contracts with customers in a business combination. The amendments require an acquirer to recognize and measure contract assets and contract liabilities acquired in a business combination at the acquisition date in accordance with ASC 606 as if it had originated the contracts. This guidance also provides certain practical expedients for acquirers when recognizing and measuring acquired contract assets and contract liabilities from revenue contracts in a business combination. The new guidance should be applied prospectively to business combinations occurring on or after the date of adoption. This guidance is effective for fiscal years beginning after December 15, 2022, including interim periods therein. Early adoption is permitted. The Group adopted the new standard beginning July 1, 2023 with no material impact on the consolidated financial statements.

Recently Adopted Accounting Pronouncements issued not yet adopted

Segment Reporting (Topic 280) – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280)- Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which provides guidance on the enhanced disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, on an annual and interim basis. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of this guidance should be applied retrospectively to all prior periods presented. Early adoption is permitted. The Group does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

Income Taxes (Topic 740) – In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures, which provides guidance on the disaggregation information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Group does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

Revision to Previously Issued Financial Statements

(ad) Revision to Previously Issued Financial Statements

In 2024, the Group identified an error related to recording funds it held temporarily for the investors as its asset, yet it did not have control over. The Group assessed the materiality of this error individually and in the aggregate with other identified errors to prior periods’ consolidated financial statements in accordance with SEC Staff Accounting Bulletin (“SAB”) No. 99 “Materiality” codified in ASC 250 “Accounting Changes and Error Corrections.” The Group concluded that the errors were immaterial to its previously issued financial statements and restatement of previously filed financial statements is not required. However, the Group determined it was appropriate to correct the prior periods errors by revising the financial statement line item amounts previously disclosed in SEC filings in order to achieve comparability in the consolidated financial statements. The impact of this revision of the Group’s previously reported consolidated financial statements are detailed below.

In connection with this revision, the Group also corrected other immaterial errors in the prior periods which include a classification error for commission expense that was reported previously under selling expense but should have been under cost of sales as well as a classification error for excess input value-added tax credit that was reported previously as a current liability but should have been reported as a current asset.

The following table summarizes the effect of the revisions on the affected line items within the consolidated balance sheets related to funds it held temporarily for the investors and input value-added tax credit:

	June 30, 2023
	As reported	Adjustment	As corrected
Current assets:
Restricted cash	8,258	(8,258)	-
Other current assets	5,112	1,268	6,380
Total current assets	237,995	(6,990)	231,005
Total assets	271,533	(6,990)	264,543
Current liabilities:
Investors’ deposit	8,258	(8,258)	-
Other payables and accrued expenses	1,498	1,268	2,766
Total current liabilities	31,066	(6,990)	24,076
Total liabilities	54,499	(6,990)	47,509
Total equity	217,034	-	217,034

To conform to current period presentation, the previously reported lines of Other receivables and current assets, and Other payables and accrued expenses have been stated separately to lines of Other receivables, net and Other current assets, Other payables and accrued expenses and Accrued payroll, respectively.

The following table summarizes the effect of the revisions on the affected line items within the consolidated statements of operations and comprehensive loss related to classification error for commission:

	Year Ended June 30, 2022			Year Ended June 30, 2023
	As reported	Adjustment	As corrected	As reported	Adjustment	As corrected
Operating costs and expenses:
Cost of sales	(33,834)	(21,224)	(55,058)	(16,136)	(4,149)	(20,285)
Selling expenses	(126,743)	21,224	(105,519)	(64,709)	4,149	(60,560)
Total operating costs and expenses	(262,844)	-	(262,844)	(173,244)	-	(173,244)
Loss from operations	(74,103)	-	(74,103)	(58,804)	-	(58,804)
Net loss and net loss attributable to shareholders	(60,667)	-	(60,667)	(43,577)	-	(43,577)

The following table summarizes the effect of the revisions on the affected line items within the consolidated statements of cash flows related to funds it held temporarily for the investors:

	Year Ended June 30, 2022			Year Ended June 30, 2023
	As reported	Adjustment	As corrected	As reported	Adjustment	As corrected
Cash flows from operating activities:
Change in investors’ deposit	46,607	(46,607)	-	(110,538)	110,538	-
Net cash used in operating activities	(9,548)	(46,607)	(56,155)	(135,901)	110,538	(25,363)
Net decrease in cash and cash equivalents, and restricted cash	(20,144)	(46,607)	(66,751)	(140,887)	110,538	(30,349)
Cash and cash equivalents, and restricted cash at beginning of year	332,782	(72,189)	260,593	313,055	(118,796)	194,259
Cash and cash equivalents, and restricted cash at end of year	313,055	(118,796)	194,259	172,728	(8,258)	164,470